Treasury Stock (Details)	12 Months Ended					15 Months Ended	0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2014 ADSs	Dec. 31, 2013 ADSs	Dec. 31, 2012 ADSs CNY	Dec. 31, 2011 ADSs CNY	Dec. 31, 2012 ADSs CNY	Sep. 30, 2011 ADSs Maximum	Sep. 30, 2011 ADSs Maximum USD ($)
Share Repurchase Program
Repurchase amount authorized								$ 100,000,000
Period over which shares repurchased							12 months
Share repurchase (in shares)		0	0	159,687	5,567,021	5,726,708
Value of shares repurchased	3,493,000			3,500,000	123,800,000	127,300,000